DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
DEBT
2.5% Convertible Senior Notes
In July 2014, the Company issued $130.0 million aggregate principal amount of Notes in an underwritten public offering. The Company granted an option to the underwriters to purchase up to an additional $19.5 million aggregate principal amount of Notes, which was subsequently exercised in full in August 2014, resulting in a total issuance of $149.5 million aggregate principal amount of Notes. The Notes bear interest at a rate of 2.50% per annum on the principal amount, payable semi-annually in arrears on January 15 and July 15 of each year, beginning on January 15, 2015, to holders of record at the close of business on the preceding January 1 and July 1, respectively. The Notes mature on July 15, 2019, unless earlier repurchased or converted. The Company may not redeem the Notes prior to their stated maturity date.

Holders of the Notes may convert their notes at their option under the following circumstances: (i) during any calendar quarter commencing after the calendar quarter ending September 30, 2014, if the last reported sale price of the Company’s common stock for at least 20 trading days (whether or not consecutive) in the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price for the Notes on each applicable trading day; (ii) during the five business day period immediately after any five consecutive trading day period in which the trading price per $1,000 principal amount of Notes for each trading day of that period was less than 98% of the product of the last reported sale price of Company’s common stock and the conversion rate for the Notes for each such trading day; or (iii) upon the occurrence of specified corporate events. On and after January 15, 2019, holders may convert their Notes at any time, regardless of the foregoing circumstances.

Upon conversion, the Company will settle the Notes in cash, shares of Company common stock or a combination of cash and shares of Company common stock, at the Company’s election. The Notes have an initial conversion rate of 67.41 shares of common stock per $1,000 principal amount of the Notes, which is equal to an initial conversion price of approximately $14.83 per common share. The conversion price is subject to adjustments upon the occurrence of certain specified events.

In addition, upon the occurrence of a fundamental change (as defined in the Indenture), holders of the Notes may require the Company to repurchase the Notes at a purchase price of 100% of the principal amount of the Notes, plus accrued and unpaid interest, if any, to, but excluding, the fundamental change repurchase date.

The Company incurred approximately $5.7 million of debt issuance costs during the third quarter of 2014 as a result of issuing the Notes. Of the approximately $5.7 million incurred, the Company recorded $4.6 million and $1.1 million to deferred financing costs and additional paid-in capital, respectively, in proportion to the allocation of the proceeds of the Notes as discussed below. The Company is amortizing the deferred financing costs over the contractual term of the Notes using the effective interest method.

The Company used the net proceeds from the Notes to repay the outstanding balances under the credit facility the Company entered into in 2012, (the "2012 Credit Agreement"). Net proceeds also will be used for working capital, capital expenditures and other general corporate purposes, including potential acquisitions.

The Company allocated the $149.5 million proceeds from the issuance of the Notes between long-term debt, the liability component, and additional paid-in-capital, the equity component, in the amounts of $122.1 million and $27.4 million, respectively. The initial value of the liability component was measured using the nonconvertible debt interest rate. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the face value of the Notes. Since the Company must still settle the Notes at face value at or prior to maturity, the Company will accrete the liability component to its face value resulting in additional non-cash interest expense being recognized in the Company’s consolidated statements of operations while the Notes remain outstanding. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.

As of December 31, 2015, the outstanding principal of the Notes was $149.5 million, the unamortized debt discount was $20.0 million, the unamortized deferred financing costs were $3.3 million and the carrying amount of the liability component was $126.2 million, which was recorded as long-term debt within the Company’s consolidated balance sheet. As of December 31, 2015, the fair value of the liability component relating to the Notes, based on a market approach, was approximately $130.9 million and represents a Level 2 valuation.

During the twelve months ended December 31, 2015, the Company recognized $9.8 million of interest expense relating to the Notes, which included $5.1 million for noncash interest expense relating to the debt discount and $0.9 million relating to amortization of deferred financing costs. During the twelve months ended December 31, 2014, the Company recognized $4.3 million of interest expense relating to the Notes, which included $2.2 million for noncash interest expense relating to the debt discount and $0.4 million relating to amortization of deferred financing costs. The Company is estimated to incur $0.9 million, $0.9 million, $0.9 million and $0.5 million in future amortization of deferred financing costs for the subsequent years ending December 31, 2016 - 2019 respectively.

Capped Call
During 2014 in conjunction with the issuance of the Notes, the Company paid approximately $18.4 million to enter into capped call transactions with respect to its common shares, (the "Capped Call Transactions"), with certain financial institutions. The Capped Call Transactions generally are expected to reduce the potential dilution to the Company's common stock upon conversion of the Notes and/or offset any cash payments the Company is required to make in excess of the principal amount of any converted Notes, as the case may be, in the event that the market price of the common stock is greater than the strike price of the Capped Call Transactions, initially set at $14.83, with such reduction of potential dilution subject to a cap based on the cap price, which is initially set at $19.38. The strike price and cap price are subject to anti-dilution adjustments under the terms of the Capped Call Transactions. As a result of the Capped Call Transactions, the Company reduced additional paid-in capital by $18.4 million during 2014.

2014 Revolving Credit Facility
In July 2014, the Company, as a guarantor, entered into a senior credit agreement, (the “2014 Credit Agreement”), by and among itself, the KeyW Corporation, as the borrower (the “Borrower”), the domestic direct and indirect subsidiary guarantors of KeyW (the “Subsidiary Guarantors”)) with certain financial institutions. The 2014 Credit Agreement provides the Company a $42.5 million revolving credit facility (the "2014 Revolver"). The 2014 Revolver includes a swing line loan commitment of up to $10 million and a letter of credit facility of up to $15 million. The 2014 Revolver is secured by a security interest and lien on substantially all of the Company’s, the Borrower’s and the Subsidiary Guarantors’ assets including a pledge of one hundred percent of the equity securities of the Borrower and the Subsidiary Guarantors.

The Company is required to comply with certain financial covenants contained in the 2014 Credit Agreement. As of December 31, 2015, the Company was in compliance with all covenants under the Credit Agreement.

Borrowings under the 2014 Credit Agreement bear interest at a rate equal to an applicable rate plus, at the Company’s option, either (a) adjusted LIBOR or (b) a base rate. The Company is required to pay a facility fee to the Lenders for any unused commitments and customary letter of credit fees.

The 2014 Revolver will mature on the earlier to occur of (i) the fifth anniversary of the closing of the 2014 Credit Agreement, and (ii) the date that is 180 days prior to the maturity date of the Notes unless the Notes are converted into equity, repaid, refinanced or otherwise satisfied on terms permitted under the 2014 Credit Agreement. The Company may voluntarily repay outstanding loans under the 2014 Revolver at any time without premium or penalty, subject to customary fees in the case of prepayment of LIBOR based loans.

In February 2016, the Company amended the 2014 Credit Agreement by adjusting the minimum cash interest coverage ratio covenant effective for the quarters ended December 31,  2015, and March 31, 2016 and increasing the applicable interest rates with respect to the Credit Agreement’s consolidated senior secured leverage ratio pricing tiers. The amendment permanently decreases the amount available under the revolver to $20.0 million. At December 31, 2015, we were in compliance with all of our debt covenants under the 2014 Credit Agreement.

2012 Credit Facility
In the fourth quarter of 2012, the Company entered into a the 2012 Credit Agreement, which included a $70 million term loan, a $50 million revolver and an accordion feature allowing for an additional $35 million in borrowing. The 2012 Credit Agreement was a five year, multi-bank agreement with the Royal Bank of Canada, as administrative agent. In connection with entering into the 2012 Credit Facility the Company incurred $3.2 million in financing costs. These financing costs were being amortized using the effective interest rate method over a five year period, the expected life of the related debt. In July of 2014 in connection with issuing the Notes the Company terminated, satisfied, and discharged all of its obligations under the 2012 Credit Agreement. Interest expense recorded under the credit facilities was $4.5 million and $3.5 million during 2014 and 2013, respectively. The Company recognized $0.4 million and $0.6 million in amortization expense relating to deferred financing costs for the twelve months ended December 31, 2014 and 2013, which was included as part of interest expense. In July 2014 as a result of the termination of the 2012 Credit Agreement, the Company wrote off $2.0 million of unamortized deferred financing costs, which were included as part of interest expense.